FIDELITY SECURITY LIFE INSURANCE COMPANY

                             FSL SEPARATE ACCOUNT M

                       Supplement dated April 29, 2005 to
                         Prospectus dated April 29, 2005


The purpose of this supplement is (i) to advise you of a future change in the variable investment options available under your variable annuity contract issued by Fidelity Security Life Insurance Company ("Fidelity Security") and
(ii) to notify you of the expiration of the Investors Mark Series Fund, Inc. ("IMSF")'s expense limitation arrangement effective July 1, 2005.

                              SUBSTITUTION OF FUNDS

Fidelity Security proposes to substitute the shares held by FSL Separate Account M in the portfolios of IMSF ("Existing Funds" or "IMSF Portfolios") with shares of certain portfolios of other registered investment companies ("Replacement Funds"). Fidelity Security has filed an application with the United States Securities and Exchange Commission ("SEC") requesting an order approving the substitutions. The proposed substitutions are as follows:


------------------------------------------------------- -----------------------------------------------------
                    EXISTING FUND                                         REPLACEMENT FUND
           Investors Mark Series Fund, Inc.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Money Market Portfolio                                  Federated Prime Money Fund II of Federated
                                                        Insurance Series
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Small Cap Equity Portfolio                              Emerging Leaders Portfolio of Dreyfus Investment
                                                        Portfolios
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Large Cap Growth Portfolio                              Equity Growth Portfolio of The Universal
                                                        Institutional Funds, Inc.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Growth & Income Portfolio                               Growth and Income Portfolio of Lord Abbett Series
                                                        Fund, Inc.
------------------------------------------------------- -----------------------------------------------------

A contract owner, prior to the date of the substitution, may transfer his/her contract value out of a variable investment option funded by an Existing Fund to another available variable investment option without any limitation or charge being imposed or without the transfer counting toward the number of free transfers permitted under his/her contract. For at least 30 days following the effective date of the proposed substitutions, a contract owner may transfer his/her contract value out of a variable investment option funded by a Replacement Fund as a result of the substitutions to another available variable investment option without any limitation or charge being imposed or without the transfer counting toward the number of free transfers permitted under his/her contract.

A complete list of all variable investment options that are available under your contract is set forth in your variable annuity prospectus. Information regarding the Replacement Funds, including the investment objectives, policies, risks and fees and expenses are contained in the Fund prospectuses. You may obtain copies of these prospectuses by calling (800)648-8624, Ext. 106.

Fidelity Security will effect the substitutions by simultaneously placing an order to redeem the shares of the Existing Funds and an order to purchase shares of the Replacement Funds. These transactions will not count as transfers for purposes of any transfer charges or restrictions.

All expenses incurred in connection with the proposed substitutions will be paid by the investment adviser of IMSF or an affiliate thereof. Contract owners will not incur any fees or charges as a result of the proposed substitutions, nor will their rights or Fidelity Security's obligations under the contracts be altered in any way. The proposed substitutions will not impose any tax liability on contract owners. Fidelity Security will send affected contract owners a notice within five business days after the substitution.

                 EXPIRATION OF EXPENSE REIMBURSEMENT ARRANGEMENT

The IMSF Portfolios commenced investment operations in 1997. Since the Portfolios' inception, Investors Mark Advisor, LLC ("IMA") has reimbursed certain operating expenses of the Portfolios. IMA's contractual obligation to reimburse Portfolio expenses expires on May 1, 2005, and IMA has agreed to voluntarily continue the reimbursement arrangement until July 1, 2005. It is anticipated that the SEC will issue the substitution order sometime in the summer of 2005 with the actual substitution occurring shortly thereafter. If the substitution does not take place by July 1, 2005, and if IMA does not elect to voluntarily continue subsidizing the Portfolios after July 1, 2005, contract owners with monies still invested in the IMSF Portfolios can expect that the operating expenses of the Portfolios will increase substantially which will result in lower Portfolio performance. Additional information concerning the IMSF Portfolios' fees and expenses is contained in the Fee Table and its accompanying footnotes in the IMSF Prospectus.